Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Finite-Lived Intangible Assets
Intangible assets, cost	$ 2,292	$ 2,292
Less: accumulated amortization	(134)	(83)
Less: accumulated impairment	(2,158)
Intangible assets, net		2,209
Amortization expenses	51	13	$ 3
Impairment loss on long lived assets	$ 2,158	$ 0	$ 0
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset Impairment Charges	Asset Impairment Charges	Asset Impairment Charges
Computer software
Finite-Lived Intangible Assets
Intangible assets, cost	$ 326	$ 326
Licenses
Finite-Lived Intangible Assets
Intangible assets, cost	$ 1,966	$ 1,966